Risk Management and Derivative Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	0 Months Ended	9 Months Ended
	Sep. 30, 2014	Jul. 02, 2014 Interest rate swaps [Member]	Sep. 30, 2014 MEMP [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Conditional rights of set-off under ISDA Master Agreement reduce the maximum amount of loss due to credit risk	$ 29.0		$ 37.5
Aggregate termination amount paid to counterparties		$ 0.7